Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of December 31, 2020 and 2019 are as follows:

	Balance as of December 31,
	2020	2019

Credit receivables (current)	23,067	13,350
Credit receivables (non-current)	10,082	21,355
Total receivables from related parties	33,149	34,705

Credit payables (current)	18,477	23,979
Credit payables (non-current)	6,810	17,115
Total payables to related parties	25,287	41,094

Related party transactions
The transactions carried out by entities included in these consolidated financial statements with related parties not included in the consolidation perimeter of Atlantica, for the years ended December 31, 2020, 2019 and 2018 have been as follows:

	For the year ended December 31,
	2020	2019	2018
Services received	-	-	(101,582)
Financial income	2,017	978	3,721
Financial expenses	(155)	(195)	(398)